PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)

Voya Index Plus LargeCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.2%
Communication Services : 9.4%
144,361
Alphabet, Inc. - Class A
$ 41,512,449
5.0
8,850
Fox Corp. - Class A
516,840
0.1
32,472  Meta Platforms, Inc.
- Class A
18,578,205
2.2
53,889
(1)
Netflix, Inc.
5,181,427
0.6
37,136  New York Times Co.
- Class A
3,109,397
0.4
17,262
(1)
Roku, Inc.
1,633,331
0.2
32,653
T-Mobile US, Inc.
6,858,110
0.8
12,432  Verizon
Communications, Inc.
624,087
0.1
78,013,846
9.4
Consumer Discretionary : 10.0%
372,073
ADT, Inc.
2,444,520
0.3
7,177
(1)
Airbnb, Inc. - Class A
906,311
0.1
160,073
(1)
Amazon.com, Inc.
33,338,404
4.0
1,203
Booking Holdings, Inc.
5,065,015
0.6
30,475
Carnival Corp.
788,693
0.1
4,030
(1)
Deckers Outdoor Corp.
403,363
0.0
1,266
Domino's Pizza, Inc.
454,228
0.1
8,916
Expedia Group, Inc.
2,058,615
0.2
6,000
(1)
Five Below, Inc.
1,370,880
0.2
20,823
Gap, Inc.
503,917
0.1
29,912
General Motors Co.
2,228,444
0.3
3,562
(1)
Grand Canyon
Education, Inc.
605,647
0.1
27,922  Las Vegas Sands
Corp.
1,504,437
0.2
6,036
Lithia Motors, Inc.
1,507,310
0.2
524
(1)
MercadoLibre, Inc.
906,006
0.1
10,028
(1)
On Holding AG - Class
A
341,153
0.0
7,068
Ralph Lauren Corp.
2,431,321
0.3
10,747
Ross Stores, Inc.
2,328,123
0.3
31,853
(1)
Tesla, Inc.
11,841,353
1.4
54,119
TJX Cos., Inc.
8,642,804
1.0
35,094
Travel + Leisure Co.
2,428,154
0.3
16,728
(1)
Viking Holdings Ltd.
1,229,173
0.1
83,327,871
10.0
Consumer Staples : 4.8%
87,432
Altria Group, Inc.
5,769,638
0.7
43,637
(1)
BellRing Brands, Inc.
702,119
0.1
32,688
Coca-Cola Co.
2,485,922
0.3
69,125
Colgate-Palmolive Co.
5,891,524
0.7
2,690  Costco Wholesale
Corp.
2,680,397
0.3
8,237
(1)
Darling Ingredients,
Inc.
509,458
0.1
7,362  Lancaster Colony
Corp.
1,018,385
0.1
30,773
(1)
Maplebear, Inc.
1,152,757
0.1
76,164
(1)
Monster Beverage
Corp.
5,518,843
0.7
28,470
PepsiCo, Inc.
4,421,106
0.5
15,480  Philip Morris
International, Inc.
2,559,463
0.3
57,893
(1)
US Foods Holding
Corp.
5,338,314
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
18,081
Walmart, Inc.
$ 2,247,107
0.3
40,295,033
4.8
Energy : 3.7%
43,136
(1)
Antero Resources
Corp.
1,830,692
0.2
7,962
Baker Hughes Co.
486,080
0.1
24,170  Chesapeake Energy
Corp.
2,653,383
0.3
2,012
Chevron Corp.
416,283
0.1
25,624
Devon Energy Corp.
1,289,400
0.2
7,639
EOG Resources, Inc.
1,104,370
0.1
16,857
EQT Corp.
1,072,779
0.1
40,451
Exxon Mobil Corp.
6,862,917
0.8
22,004
Halliburton Co.
857,936
0.1
40,044
Kinder Morgan, Inc.
1,342,675
0.2
20,298
ONEOK, Inc.
1,834,736
0.2
25,431  PBF Energy, Inc.
- Class A
1,211,024
0.1
7,745
Phillips 66
1,410,984
0.2
12,860  Range Resources
Corp.
581,015
0.1
19,734
Valero Energy Corp.
4,875,877
0.6
37,599
Williams Cos., Inc.
2,736,455
0.3
30,566,606
3.7
Financials : 11.7%
10,253
Allstate Corp.
2,125,857
0.3
8,996  Ameriprise Financial,
Inc.
3,997,822
0.5
29,672  Axis Capital Holdings
Ltd.
3,009,038
0.4
14,728  Bank of New York
Mellon Corp.
1,747,183
0.2
15,604
(1)
Berkshire Hathaway,
Inc. - Class B
7,477,437
0.9
35,415
(1)
Block, Inc.
2,131,275
0.3
18,827  Cboe Global Markets,
Inc.
5,291,705
0.6
72,489
Charles Schwab Corp.
6,812,516
0.8
72,302
Citigroup, Inc.
8,199,770
1.0
12,159  Citizens Financial
Group, Inc.
729,175
0.1
23,007
CME Group, Inc.
6,795,117
0.8
7,111  First American
Financial Corp.
428,722
0.0
21,182
Globe Life, Inc.
2,947,899
0.4
4,049  Hanover Insurance
Group, Inc.
701,894
0.1
36,185  Hartford Financial
Services Group, Inc.
4,893,298
0.6
21,190  JPMorgan Chase &
Co.
6,233,250
0.7
192,086
KeyCorp
3,851,324
0.5
2,172  Mastercard, Inc.
- Class A
1,085,262
0.1
3,660
MSCI, Inc.
1,972,777
0.2
20,405
Northern Trust Corp.
2,847,926
0.3
29,891
PayPal Holdings, Inc.
1,351,970
0.2
29,556
Popular, Inc.
3,965,529
0.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,839  Raymond James
Financial, Inc.
$ 411,059
0.0
58,308
Synchrony Financial
3,966,110
0.5
75,789
(1)
Toast, Inc. - Class A
2,009,166
0.2
33,204  Tradeweb Markets,
Inc. - Class A
3,906,783
0.5
85,853
Truist Financial Corp.
3,946,662
0.5
39,348
US Bancorp
2,046,489
0.2
9,464
Visa, Inc. - Class A
2,860,399
0.3
97,743,414
11.7
Health Care : 9.7%
12,477
AbbVie, Inc.
2,713,623
0.3
12,452  Agilent Technologies,
Inc.
1,419,279
0.2
5,919
(1)
Alnylam
Pharmaceuticals, Inc.
1,958,419
0.2
42,039
(1)
Boston Scientific Corp.
2,637,947
0.3
85,917  Bristol-Myers Squibb
Co.
5,210,866
0.6
21,615
Cardinal Health, Inc.
4,567,466
0.6
14,124
(1)
Centene Corp.
462,420
0.1
9,778
Cigna Group
2,608,281
0.3
7,270
(1)
Dexcom, Inc.
456,556
0.1
32,834
(1)
Doximity, Inc. - Class A
765,032
0.1
1,428
Elevance Health, Inc.
418,047
0.1
6,515
Eli Lilly & Co.
5,992,302
0.7
44,216
(1)
Exelixis, Inc.
1,896,424
0.2
2,293
Humana, Inc.
397,583
0.0
30,589
(1)
Incyte Corp.
2,879,037
0.3
7,029
(1)
Insulet Corp.
1,474,965
0.2
8,789
(1)
IQVIA Holdings, Inc.
1,498,876
0.2
11,671
(1)
Jazz Pharmaceuticals
PLC
2,206,403
0.3
54,248
Johnson & Johnson
13,260,381
1.6
6,303
McKesson Corp.
5,454,364
0.7
72,832
Medtronic PLC
6,310,893
0.8
43,754
Merck & Co., Inc.
5,263,169
0.6
9,883
(1)
Natera, Inc.
1,976,501
0.2
17,688
(1)
Neurocrine
Biosciences, Inc.
2,330,217
0.3
1,462  Regeneron
Pharmaceuticals, Inc.
1,129,600
0.1
3,349
Stryker Corp.
1,100,448
0.1
5,171  Thermo Fisher
Scientific, Inc.
2,541,702
0.3
4,884
(1)
Veeva Systems, Inc.
- Class A
857,923
0.1
40,702
Viatris, Inc.
549,884
0.1
80,338,608
9.7
Industrials : 9.5%
3,600
Acuity Brands, Inc.
1,008,792
0.1
3,601  Allison Transmission
Holdings, Inc.
421,533
0.0
13,605
AMETEK, Inc.
2,916,368
0.3
27,445
Cintas Corp.
4,642,047
0.6
3,073
Curtiss-Wright Corp.
2,093,082
0.3
41,058
Delta Air Lines, Inc.
2,729,536
0.3
8,561
Eaton Corp. PLC
3,062,013
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
15,279
Emerson Electric Co.
$ 2,001,855
0.2
3,993
EnerSys
693,664
0.1
64,963
(1)
ExlService Holdings,
Inc.
1,978,123
0.2
46,382
Flowserve Corp.
3,409,541
0.4
59,044
Fortive Corp.
3,263,952
0.4
27,582
(1)
Gates Industrial Corp.
PLC
623,629
0.1
13,471
GE Aerospace
3,822,666
0.5
17,863  Honeywell
International, Inc.
4,037,574
0.5
62,831
Ingersoll Rand, Inc.
5,034,020
0.6
22,491
(1)
Kirby Corp.
2,988,604
0.4
8,113
Leidos Holdings, Inc.
1,261,734
0.2
49,227
(1)
Lyft, Inc. - Class A
654,719
0.1
3,532
(1)
Nextracker, Inc. - Class
A
425,783
0.1
5,671
Parker-Hannifin Corp.
5,076,906
0.6
9,026  Raytheon Technologies
Corp.
1,741,115
0.2
4,086
Regal Rexnord Corp.
765,144
0.1
5,624  Rockwell Automation,
Inc.
2,018,341
0.2
3,992
(1)
SPX Technologies, Inc.
798,161
0.1
28,299  SS&C Technologies
Holdings, Inc.
1,912,163
0.2
20,620
Textron, Inc.
1,805,487
0.2
7,550  Trane Technologies
PLC
3,146,387
0.4
78,172
(1)
Uber Technologies,
Inc.
5,622,912
0.7
14,307  UL Solutions, Inc.
- Class A
1,226,253
0.1
6,041
Union Pacific Corp.
1,465,667
0.2
4,755
(1)
United Airlines
Holdings, Inc.
437,793
0.1
7,101  Vertiv Holdings Co.
- Class A
1,779,369
0.2
2,386
(1)
Vicor Corp.
384,146
0.0
11,891  Watts Water
Technologies, Inc.
- Class A
3,451,838
0.4
78,700,917
9.5
Information Technology : 32.8%
4,274  Accenture PLC - Class
A
847,491
0.1
13,194
(1)
Adobe, Inc.
3,207,198
0.4
20,999
(1)
Advanced Micro
Devices, Inc.
4,271,827
0.5
200,913
Apple, Inc.
50,989,710
6.1
20,522
Applied Materials, Inc.
7,014,214
0.8
1,089
(1)
AppLovin Corp. - Class
A
433,422
0.1
36,499
(1)
Arista Networks, Inc.
4,481,347
0.5
54,919
Avnet, Inc.
3,384,109
0.4
64,758
Broadcom, Inc.
20,043,249
2.4
13,222
(1)
Cadence Design
Systems, Inc.
3,673,997
0.4
21,434
Cisco Systems, Inc.
1,663,064
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
6,825
(1)
Crowdstrike Holdings,
Inc. - Class A
$ 2,664,548
0.3
10,861
(1)
Datadog, Inc. - Class A
1,282,141
0.2
26,598
(1)
DocuSign, Inc.
1,261,011
0.2
57,948
(1)
DoubleVerify Holdings,
Inc.
550,506
0.1
129,270
(1)
DXC Technology Co.
1,624,924
0.2
12,726
(1)
Dynatrace, Inc.
470,607
0.1
14,678
(1)
Elastic NV
733,753
0.1
3,042
(1)
EPAM Systems, Inc.
411,887
0.0
13,437
(1)
GoDaddy, Inc. - Class
A
1,110,837
0.1
41,630  Hewlett Packard
Enterprise Co.
991,210
0.1
6,857
(1)
HubSpot, Inc.
1,673,794
0.2
15,547
(1)
Intel Corp.
686,089
0.1
1,191
Intuit, Inc.
514,965
0.1
8,226
(1)
Keysight Technologies,
Inc.
2,322,776
0.3
4,059
KLA Corp.
5,976,512
0.7
31,864
Lam Research Corp.
6,808,062
0.8
14,517  Micron Technology,
Inc.
4,904,423
0.6
109,271
Microsoft Corp.
40,448,846
4.9
1,402
(1)
MongoDB, Inc.
343,168
0.0
36,981
NetApp, Inc.
3,786,485
0.5
35,967
(1)
Nutanix, Inc. - Class A
1,367,106
0.2
378,389
NVIDIA Corp.
65,991,042
7.9
9,767
Oracle Corp.
1,436,823
0.2
23,309
(1)
Palantir Technologies,
Inc. - Class A
3,409,640
0.4
12,274
(1)
Palo Alto Networks,
Inc.
1,967,768
0.2
8,762
(1)
Procore Technologies,
Inc.
499,434
0.1
32,765
(1)
Pure Storage, Inc.
- Class A
1,934,446
0.2
41,528
Qualcomm, Inc.
5,347,976
0.6
4,242
(1)
Qualys, Inc.
372,660
0.0
19,047
(1)
Rambus, Inc.
1,638,613
0.2
14,218
Salesforce, Inc.
2,654,074
0.3
2,719
(1)
Sandisk Corp.
1,727,489
0.2
21,107
(1)
ServiceNow, Inc.
2,206,737
0.3
1,401
Western Digital Corp.
378,956
0.0
17,643
(1)
Workday, Inc. - Class A
2,292,179
0.3
10,887
(1)
Zoom Video
Communications, Inc.
- Class A
875,206
0.1
5,108
(1)
Zscaler, Inc.
716,601
0.1
273,392,922
32.8
Materials : 1.5%
67,335  DuPont de Nemours,
Inc.
3,083,943
0.4
3,169
Ecolab, Inc.
843,017
0.1
89,729
Element Solutions, Inc.
3,063,348
0.4
34,490  Freeport-McMoRan,
Inc.
2,027,322
0.2
1,310
NewMarket Corp.
839,644
0.1
20,164
Newmont Corp.
2,182,753
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
4,045
PPG Industries, Inc.
$ 432,330
0.0
9,249
Smurfit WestRock PLC
368,573
0.0
12,840,930
1.5
Real Estate : 2.4%
118,006  Brixmor Property
Group, Inc.
3,398,573
0.4
18,803
(1)
CBRE Group, Inc.
- Class A
2,547,054
0.3
37,145  COPT Defense
Properties
1,136,637
0.2
18,395  Digital Realty Trust,
Inc.
3,314,963
0.4
6,455
(1)
Jones Lang LaSalle,
Inc.
1,964,386
0.2
7,292
Prologis, Inc.
963,857
0.1
5,515  Regency Centers
Corp.
417,265
0.1
100,276  Sabra Health Care
REIT, Inc.
1,928,307
0.2
23,372  Simon Property Group,
Inc.
4,359,579
0.5
20,030,621
2.4
Utilities : 2.7%
72,716
Edison International
5,321,357
0.6
30,913
Eversource Energy
2,141,653
0.3
79,641
Exelon Corp.
3,904,002
0.5
13,472
National Fuel Gas Co.
1,265,829
0.1
64,361
NiSource, Inc.
3,003,084
0.4
283,417
PG&E Corp.
4,979,637
0.6
36,706  Portland General
Electric Co.
1,936,975
0.2
22,552,537
2.7
Total Common Stock
(Cost $606,219,649)
817,803,305
98.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.6%
Repurchase Agreements : 0.0%
1,198
(2)
National Bank
Financial Inc.,
Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase Amount
$1,198, collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$1,222, due 04/01/26)
$ 1,198
0.0
Total Repurchase
Agreements
(Cost $1,198)
1,198
0.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.6%
13,056,000
(3)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $13,056,000) $ 13,056,000 1.6
Total Short-Term
Investments
(Cost $13,057,198)
13,057,198
1.6
Total Investments in
Securities
(Cost $619,276,847) $ 830,860,503 99.8
Assets in Excess of
Other Liabilities 1,658,345 0.2
Net Assets $ 832,518,848 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 817,803,305 $ — $ — $ 817,803,305
Short-Term Investments 13,056,000 1,198 — 13,057,198
Total Investments, at fair value $ 830,859,305 $ 1,198 $ — $ 830,860,503
Liabilities Table
Other Financial Instruments+
Futures $ (191,401) $ — $ — $ (191,401)
Total Liabilities $ (191,401) $ — $ — $ (191,401)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P 500 E-Mini 40 06/18/26 $ 13,141,500 $ (191,401)
$ 13,141,500 $ (191,401)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 237,312,136
Gross Unrealized Depreciation (25,728,480)
Net Unrealized Appreciation $ 211,583,656